PROVISIONS - Other Risks Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Additional provisions	€ 48,053
Other risks
Disclosure of other provisions [line items]
Additional provisions	7,526	€ 12,393	€ 11,420
Cost of sales | Other risks
Disclosure of other provisions [line items]
Additional provisions	6,352	9,563	11,420
Selling, general and administrative costs | Other risks
Disclosure of other provisions [line items]
Additional provisions	€ 1,174	€ 2,830	€ 0